7. CONSULTING AGREEMENTS AND SHARE BASED COMPENSATION	9 Months Ended
Sep. 30, 2014
Consulting Agreements And Share Based Compensation
7. CONSULTING AGREEMENTS AND SHARE BASED COMPENSATION

NOTE 7: CONSULTING AGREEMENTS AND SHARE BASED COMPENSATION

For the year 2013, the Company issued an aggregate of 2,402,969 shares in connection with business advisory services, at a fair market value of $1,048,091.

In January 2013, the Company issued to consultants, warrants to purchase 600,000 shares exercisable at $.30 per share through January 2017. In September 2013, the Company issued to consultants, options to purchase 500,000 shares exercisable at $.30 per share through April 11, 2018.

In February 2013, the Company entered into an additional financial consulting agreement for a period of 90 days. Pursuant to said agreement, the Company agreed to pay $5,000 per month and to issue 100,000 restricted shares of Common Stock during the term of the agreement.

In April 2013, the Company entered into a business development and consulting contract for a term commencing in April and expiring December 31, 2013. Pursuant to said agreement, the Company agreed to pay the consultant a fee of $5,000 per month, plus 1,500,000 shares of restricted Common Stock and warrants to purchase 500,000 restricted shares of Common Stock, exercisable at $.30 per share, over a period of five years. The warrants contain cashless exercise provisions in the event there is not an effective registration statement covering the resale of the underlying shares.

On September 30, 2013, the Company entered into an agreement with a consultant to perform financial related services and to assist the Company in raising additional financing. For the consultant’s services, the consultant received, irrespective of success or the amount raised, $65,000 paid on or before December 31, 2013; $150,000 paid on or about March 31, 2014 together with warrants to purchase 700,000 shares at an exercise price of $.30 per share over a term of five years; and 150,000 shares of restricted Common Stock issuable on April 1, 2014.

On October 30, 2013, the Company entered into a consulting agreement with a term of six months. Pursuant to the consulting contract, the Company agreed to pay a monthly retainer of $10,000 beginning November 1, 2013 and up to 350,000 shares and up to $100,000 in discretionary bonuses. Of the 350,000 shares, 90,000 shares were issued in December 2013 and the remaining 260,000 shares were issued in February 2014. The $100,000 discretionary bonus was paid in the first quarter of 2014. In February 2014, the board of directors approved and the Company entered into an amendment to the consulting agreement, to extend the contract for an additional three months through July 31, 2014. During the extension period, the Company will continue to pay consultant a fee of $10,000 per month and the consultant is eligible to receive the same discretionary bonuses of up to 350,000 shares (or warrants) and up to an additional $100,000 in discretionary cash bonuses.

On April 30, 2014, the Company entered into an agreement with a financial and business advisor to assist the Company in developing relationships with potential strategic business partners and to provide advice with respect to capital raising and other transactions. Pursuant to this agreement, the Company issued five-year warrants to purchase 1,000,000 shares of Common Stock which were fully vested no later than May 30, 2014. In the event the consultant introduces a strategic business partner, then a 1% finder’s fee will be paid to consultant in the same form of consideration as that received by the Company.

The Company approved issuing 34,000 shares to a consultant in the second quarter of 2014 for technology services.